STOCK INCENTIVE PLANS	6 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2020
Equity [Abstract]
STOCK INCENTIVE PLANS

Know Labs, Inc.

On January 23, 2019, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,200,000 to 2,500,000 to common shares. On May 22, 2019, the Compensation Committee approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,500,000 to 3,000,000 to common shares. On November 23, 2020, the Board of Directors increased the size of the stock available under the Stock Option Plan by 9,750,000 shares. This increase is based on an industry peer group study.

Determining Fair Value under ASC 718

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

The Company had the following stock option transactions during the six months ended March 31, 2021:

During the six months ended March 31, 2021, the Company issued stock option grants to fifteen employees and consultants totaling 9,985,745 shares of common stock at an average price of $1.677 per share. The stock option grants expire in five years. The stock option grants vest when earned based on certain performance criteria or quarterly over 4 years, with nothing earned in the first two quarters.

During the six months ended March 31, 2021, a consultant exercised a stock option grant for 3,750 shares at $1.25 per share.

There are currently 14,786,995 (including unearned stock option grants totaling 11,775,745 shares related to performance targets) options to purchase common stock at an average exercise price of $1.509 per share outstanding as of March 31, 2021 under the 2011 Stock Incentive Plan. The Company recorded $191,184 and $565,726 of compensation expense, net of related tax effects, relative to stock options for the six months ended March 31, 2021 and 2020 and in accordance with ASC 718. As of March 31, 2021, there is approximately $1,222,173, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 3.82 years.

Stock option activity for the six months ended March 31, 2021 and the years ended September 30, 2020 and 2019 were as follows:

	Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2018	2,182,668	$1.698	$3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	2.025	9,180,369
Granted	3,085,000	1.142	3,522,400
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,739,477)	(2.593)	(7,103,921)
Outstanding as of September 30, 2020	4,805,000	1.161	5,580,550
Granted	9,985,745	1.677	16,743,590
Exercised	(3,750)	(1.250)	(4,688)
Forfeitures	-	-	-
Outstanding as of March 31, 2021	14,786,995	$1.509	$22,319,452

The following table summarizes information about stock options outstanding and exercisable as of March 31, 2021:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exercisable	Exercisable
$0.25	230,000	2.21	$0.250	143,750	$0.250
1.10-1.25	3,076,250	3.65	1.108	375,911	1.104
1.28-1.53	9,495,745	3.58	1.499	859,792	1.311
1.79-3.30	1,985,000	4.82	2.132	80,000	2.130
	14,786,995	3.82	$1.509	1,459,453	$1.310

There were in the money stock options of 14,786,995 shares as of March 31, 2021 with an aggregate intrinsic value of $22,272,524.

Particle, Inc.

On May 21, 2020, Particle approved a 2020 Stock Incentive Plan and reserved 8,000,000 shares under the Plan. The Plan requires vesting annually over four years, with no vesting in the first two quarters.

During the six months ended March 31, 2021, Particle approved a stock option grant to nine employees and consultants totaling 1,900,000 shares at an average of $0.80 per share. The stock option grant vests (i) 33.3% with the first shipment; (ii) 33.3% with $50 million in sales are achieved; and (iii) 33.4% after $200 million in sales are achieved.

During the six months ended March 31, 2021, Particle approved stock option grants to employees totaling 550,000 shares at $0.80 per share. The stock option grants vest annually over four years, with no vesting in the first two quarters.

As of March 31, 2021, the company had outstanding stock option grants for 7,200,000 shares. The Company recorded $111,365 and $0 of compensation expense, net of related tax effects, relative to stock options for the six months ended March 31, 2021 and 2020 and in accordance with ASC 718. As of March 31, 2021, there is approximately $729,917, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 4.48 years.

The following table summarizes information about Particle stock options outstanding and exercisable as of March 31, 2021:

		Weighted			Weighted
		Average	Weighted		Average
Range of	Number	Remaining Life	Average	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercise Price	Exercisable	Exercisable
$0.10	4,600,000	4.26	$0.10	1,000,000	$0.10
0.80	2,600,000	4.86	$0.80	-	-
	7,200,000	4.48	$0.35	1,000,000	$0.10

There were in the money stock options of 1,000,000 shares as of March 31, 2021 with an aggregate intrinsic value of $700,000. There is no active market for Particle, Inc. stock at this time.

Know Labs, Inc.

On January 23, 2019, the Board approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,200,000 to 2,500,000 to common shares. On May 22, 2019, the Compensation Committee approved an amendment to its 2011 Stock Incentive Plan increasing the number of shares of common stock reserved under the Incentive Plan from 2,500,000 to 3,000,000 to common shares. See Note 18 for increase in option pool subsequent to September 30, 2020.

Determining Fair Value under ASC 718

The Company records compensation expense associated with stock options and other equity-based compensation using the Black-Scholes-Merton option valuation model for estimating fair value of stock options granted under our plan. The Company amortizes the fair value of stock options on a ratable basis over the requisite service periods, which are generally the vesting periods. The expected life of awards granted represents the period of time that they are expected to be outstanding.  The Company estimates the volatility of our common stock based on the historical volatility of its own common stock over the most recent period corresponding with the estimated expected life of the award. The Company bases the risk-free interest rate used in the Black Scholes-Merton option valuation model on the implied yield currently available on U.S. Treasury zero-coupon issues with an equivalent remaining term equal to the expected life of the award. The Company has not paid any cash dividends on our common stock and does not anticipate paying any cash dividends in the foreseeable future. Consequently, the Company uses an expected dividend yield of zero in the Black-Scholes-Merton option valuation model and adjusts share-based compensation for changes to the estimate of expected equity award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate is recognized in the period the forfeiture estimate is changed.

Stock Option Activity

The Company had the following stock option transactions during the year ended September 30, 2020:

During the year ended September 30, 2020, the Company granted stock option grants to executives, directors and consultants for 3,085,000 shares with a weighted average exercise price of $1.142 per share. The grants expire in five years and generally vest quarterly over four years. Stock option grants totaling 2,630,000 shares of common stock are performance stock option grants and are not vested until the performance is achieved.

During the year ended September 30, 2020, executives and employees voluntarily cancelled stock option grants for 2,739,477 shares with a weighted average exercise price of $2.593 per share.

On November 9, 2019, a former employee exercised stock option grants on a cashless basis. The former employee received 73,191 shares of common stock for vested stock option grants totaling 93,750 shares. The stock option grant had an exercise price of $0.25 per share.

There are currently 4,805,000 (including unearned stock option grants totaling 2,630,000 shares related to performance targets) options to purchase common stock at an average exercise price of $1.161 per share outstanding as of September 30, 2020 under the 2011 Stock Incentive Plan. The Company recorded $868,314 and $1,141,674 of compensation expense, net of related tax effects, relative to stock options for the years ended September 30, 2020 and 2019 and in accordance with ASC 718. As of September 30, 2020, there is approximately $361,947, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 3.67 years.

The Company had the following stock option transactions during the year ended September 30, 2019:

On October 31, 2018, the Board awarded stock option grants to two directors to acquire 50,000 shares each of the Company’s common stock. The grants had an exercise price of $3.03 per share and expire on October 31, 2023. The grants vested immediately.

On October 31, 2018, the Board awarded Phillip A. Bosua a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants had an exercise price of $3.03 per share and expire on October 31, 2023.

On October 31, 2018, the Board awarded Ronald P Erickson a stock option grant to acquire 1,000,000 shares of the Company’s common which vests upon the Company’s successful listing of its Common Stock on NASDAQ or the New York Stock Exchange (including the NYSE American Market). The grant had an exercise price of $3.03 per share and expires on October 31, 2023.

On March 26, 2019, the Board awarded two employees stock option grants totaling 260,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grant had an exercise price of $1.50 per share and expires on March 26, 2024.

During April 2019, the Board awarded stock option grants to two employees and a consultant to acquire 185,000 shares of the Company’s common stock. The grants had an exercise price from $1.39 per share to $1.90 per share and expire during April 2024. Grants totaling 10,000 common shares vested immediately and grants totaling 50,000 vests quarterly over three years. Grants totaling 125,000 common shares vest quarterly over four years, with no vesting during the first six months.

On April 15, 2019, the Board awarded an employee was granted a stock option grant to acquire 50,000 shares of the Company’s common which vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration. The grants had an exercise price of $1.50 per share and expire on April 15, 2024.

During July and August of 2019, the Board awarded stock option grants to four consultants to acquire 275,000 shares of the Company’s common stock. The grants have an exercise price from $1.34 per share to $1.40 per share and expire during July and August 2024. Grants totaling 10,000 common shares vested immediately and grants totaling 50,000 vest quarterly over three years. Grants totaling 15,000 common shares vest monthly over six months. A grant of 100,000 shares of common stock vests quarterly over four years, with no vesting during the first six months. A grant for 100,000 shares of common stock vests quarterly over four years, with no vesting during the first six months. A grant for 100,000 shares of common stock vests upon approval of the Company’s blood glucose measurement technology by the U.S. Food and Drug Administration.

During the year ended September 30, 2019, the Board four employees a stock option grants to acquire 125,000 shares of the Company’s Common stock for each $1,000,000 raised by the Company in revenue generated in a planned Kickstarter campaign at a price range for $1.50 to $3.03 per share. During the year ended September 30, 2019, the Company recently decided that it would not undertake a Kickstarter campaign. Options are expected to be cancelled or have alternative Company milestones.

During the year ended September 2019, stock option grants for 520,000 shares of common stock with an exercise price ranging from $3.03 to $4.20 per share were forfeited.

Stock option activity for the years ended September 30, 2020 and 2019 was as follows:

		Weighted Average
	Options	Exercise Price	$
Outstanding as of September 30, 2018	2,182,668	$1.698	$3,706,519
Granted	2,870,000	2.615	7,504,850
Exercised	-	-	-
Forfeitures	(520,000)	(3.906)	(2,031,000)
Outstanding as of September 30, 2019	4,532,668	2.025	9,180,369
Granted	3,085,000	1.142	3,522,400
Exercised	(73,191)	(0.250)	(18,298)
Forfeitures	(2,739,477)	(2.593)	(7,103,921)
Outstanding as of September 30, 2020	4,805,000	$1.161	$5,580,550

The following table summarizes information about stock options outstanding and exercisable as of September 30, 2020:

		Weighted	Weighted		Weighted
		Average	Average		Average
Range of	Number	Remaining Life	Exercise Price	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Outstanding	Exerciseable	Exerciseable
$0.25	230,000	2.71	$0.250	129,375	$0.250
1.10-1.25	2,940,000	4.10	1.10	306,250	1.103
1.28-1.52	1,500,000	4.10	1.33	695,313	1.310
1.79-2.25	135,000	3.75	1.37	66,250	1.961
	4,805,000	3.67	$1.161	1,197,188	$1.158

There were in the money stock option grants of 4,805,000 shares as of September 30, 2020 with an aggregate intrinsic value of $5,446,854.

Particle, Inc.

On May 21, 2020, Particle approved a 2020 Stock Incentive Plan and reserved 8,000,000 shares under the Plan. The Plan requires vesting annually over four years, with no vesting in the first two quarters.

During July 2020, Particle approved stock option grants to non-executive employees and consultants totaling 2,250,000 shares at an average of $0.147 per share. The stock option grants vest annually over four years, with no vesting in the first two quarters.

On July 2, 2020, Particle approved stock option grants for 1,500,000 shares at $0.10 per share to both Phillip A. Bosua and Ronald P. Erickson. The stock option grants vest (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved. The 500,000 vests stock option grants for both Mr. Bosua and Erickson were valued at $0.788 per share or $394,000.

The Company recorded $833,771 and $0 of compensation expense, net of related tax effects, relative to stock options for the years ended September 30, 2020 and 2019 and in accordance with ASC 718. As of September 30, 2020, there is approximately $840,729, net of forfeitures, of total unrecognized costs related to employee granted stock options that are not vested. These costs are expected to be recognized over a period of approximately 3.77 years.

The following table summarizes information about Particle stock options outstanding and exercisable as of September 30, 2020:

		Weighted			Weighted
		Average	Weighted		Average
Range of	Number	Remaining Life	Average	Number	Exercise Price
Exercise Prices	Outstanding	In Years	Exercise Price	Exerciseable	Exerciseable
$ 0.10	5,100,000	4.76	$ 0.10	1,116,170	$ 0.10
0.80	150,000	5.00	$ 0.80	-	-

	5,250,000	4.77	$ 0.12	1,116,170	$ 0.10

There were in the money stock option grants of 1,116,170 shares as of September 30, 2020 with an aggregate intrinsic value of $758,996.